UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

7/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2008

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund, covering the period ended July 31, 2008.

In 2008 we have continued our ongoing client education efforts regarding the philosophy of applying an “Endowment Approach” to asset management, specifically with regard to Tactical and Alternative Asset Allocation. All three of our funds support this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those of the investment management teams at Harvard and Yale. The Fund stays responsive to market conditions by tactically reallocating assets across multiple market segments through a strict buy/sell discipline based on relative strength.

Over the past year the Fund’s assets have gone from approximately $90 million in July 2007 to over $375 million as of July 31, 2008. The Fund’s one-year performance of 4.63% (A-Shares) ranks it toward the top of its peer group. The Fund’s focus on broad diversification continued to help its performance relative to its benchmark, especially with the sharp stock market declines leading into early 2008.

The Fund’s performance for the period ending July 31, 2008:

Arrow DWA Balanced Fund	Three Months	Six Months	One Year	Three Year	Inception (8/7/2006)
A-Shares	-3.07%	-0.93%	4.63%	N/A	9.45%
Advisor Class	-3.26%	-1.36%	3.79%	N/A	8.61%
Benchmark: 60% S&P 500 / 40% Lehman Aggregate Bond	-5.03%	-4.36%	-4.28%	N/A	3.46%

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The maximum sales charge for A-shares is 5.75%. A-Share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Fund’s annual operating expense is 1.60% for A-Shares and 2.35% for Advisor Class with estimated acquired fund fees of 0.41%.

Arrow DWA Tactical Fund provides exposure to a Tactical Asset Allocation (TAA) model similar to those used by the Arrow DWA Balanced Fund. However, the Arrow DWA Tactical Fund takes an even more tactical approach by seeking to significantly overweight market segments exhibiting relative strength and underweighting the segments that are not. The tactical over/underweighting process is more aggressive and potentially more volatile than the balanced version of the model. For example, the tactical version has the ability to eliminate fixed income from the model, whereas the balanced version maintains a fixed income allocation at all times.

Since inception on May 30, 2008, the Fund has seen a significant drawdown largely caused by broad market volatility, which would be expected. Although the performance is currently negative, the tactical model has responded by increasing the allocation to fixed income. It is important to keep in mind that the performance history is still very short and the Fund is designed for long-term investors.

The Fund’s performance for the period ending July 31, 2008:

Arrow DWA Tactical Fund	Three Months	Six Months	One Year	Inception (5/30/2008)
A-Shares	N/A	N/A	N/A	-7.80%
Advisor Class	N/A	N/A	N/A	-7.90%
Benchmark: DJ Moderately Aggressive Global Portfolio	N/A	N/A	N/A	-8.00%

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The maximum sales charge for A-shares is 5.75%. A-Share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Fund’s annual operating expense is 1.65% for A-Shares and 2.40% for Advisor Class with estimated acquired fund fees of 0.41%.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by institutional investors. The strategy was designed to help reduce portfolio volatility while providing low correlation to traditional investments. For performance comparison, the Fund currently uses an equal-weighted benchmark of three Credit Suisse/Tremont Hedge Fund Indices: Long/Short Equity, Fixed-Income Arbitrage and Managed Futures. But unlike its benchmark, the Fund seeks absolute returns with a targeted risk objective.

The Fund’s assets have grown to exceed $50 million. Since the Fund’s inception, the performance of 1.60% (A-Shares) exceeded the comparative benchmark’s performance of -0.12%. The Fund’s alternative allocation to noncorrelated asset classes and long/short portfolio optimization strategies helped stabilize its performance and seemed to provide a safe-haven for investors during the volatile period of the past few months versus traditional long-only equity strategies.

The Fund’s performance for the period ending July 31, 2008:

Arrow Alternative Solutions Fund	Three Months	Six Months	One Year	Inception (10/31/2007)
A-Shares	3.37%	1.40%	N/A	1.60%
Advisor Class	3.27%	1.00%	N/A	1.23%
Benchmark: CS/Tremont HFI 33.3% L/S Equity; 33.3% Fixed-Income Arbitrage; 33.3% Managed Futures	0.16%	0.44%	N/A	0.12%

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The maximum sales charge for A-shares is 5.75%. A-Share investors may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. The Fund’s annual operating expense is 1.52% for A-Shares and 2.27% for Advisor Class.

For more information about our funds, please visit our website at www.arrowfunds.com.

We are grateful for your investment in the Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund’s investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund’s prospectus, which can be obtained by calling 1-877-277-6933. Please read the prospectus carefully before investing. Arrow Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0980-NLD-10/1/2008

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2008

The Fund’s performance figures* for the year ending July 31, 2008, compared to its benchmarks:

	One Year	Inception** - July 31, 2008
The Arrow DWA Balanced Fund – Class A	4.63%	9.45%
The Arrow DWA Balanced Fund – Class A with load	-1.36%	6.22%
The Arrow DWA Balanced Fund – Advisor Class	3.79%	8.61%
Lehman Aggregate Bond Index	6.15%	5.71%
S&P 500 Total Return Index	-11.09%	1.64%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
Equity Index Funds	30.3%
Debt Index Funds	28.0%
Commodity Funds	20.4%
Foreign Index Funds	19.4%
Other, Cash & Cash Equivalents	1.9%
100.00%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2008

The Fund’s performance figures* for the period ending July 31, 2008, compared to its benchmarks:

Inception** - July 31, 2008
The Arrow DWA Tactical Fund – Class A	-7.80%
The Arrow DWA Tactical Fund – Class A with load	-13.10%
The Arrow DWA Tactical Fund – Advisor Class	-7.90%
Lehman Aggregate Bond Index	0.12%
S&P 500 Total Return Index	-9.06%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
Foreign Index Funds	36.7%
Equity Index Funds	28.3%
Exchange Traded Commodity Products	17.4%
Commodity Funds	15.2%
Other, Cash & Cash Equivalents	2.4%
100.00%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2008

The Fund’s performance figures* for the period ending July 31, 2008, compared to its benchmarks:

Inception** - July 31, 2008
The Arrow Alternative Solutions Fund – Class A	1.60%
The Arrow Alternative Solutions Fund – Class A with load	-4.24%
The Arrow Alternative Solutions – Advisor Class	1.23%
Lehman Aggregate Bond Index	2.74%
S&P 500 Total Return Index	-15.89%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 30, 2007 for Class A and Advisor Class shares.

The Fund’s Top Asset Class’s are as follows:

Asset Class	% of Net Assets
U.S. Government Securities	36.49%
Exchange Traded Commodity Products	33.14%
Fixed Income ETFs	3.77%
Oil and Gas	3.71%
Commodity ETFs	2.91%
Asset Allocation ETFs	1.93%
Pharmaceuticals	1.51%
Electric	1.47%
Computers	1.34%
Transportation	1.32%
Other, Cash & Cash Equivalents	12.41%
100.00%

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares		Value
		EXCHANGE TRADED FUNDS - 98.1%
		COMMODITY FUNDS - 20.4%
	816,547	Powershares DB Commodity Index Tracking Fund *	$ 32,988,499
	1,301,824	Powershares DB Gold Fund *	44,418,235
			77,406,734

		DEBT INDEX FUNDS - 28.0%
	617,927	iShares Lehman 7-10 Year Treaury Bond Fund	54,587,671
	661,516	Vanguard Short-Term Bond ETF	51,241,029
			105,828,700

		EQUITY INDEX FUNDS - 30.3%
	240,631	iShares Dow Jones US Basic Materials Sector Index Fund	18,742,749
	577,243	iShares Dow Jones US Energy Sector Index Fund	24,971,532
	156,599	iShares Dow Jones US Utilities Sector Index Fund	14,424,334
	1,666,675	Powershares Dynamic Large Cap Growth Portfolio	28,200,141
	1,342,181	Powershares Dynamic Mid Cap Growth Portfolio	28,333,441
			114,672,197

		FOREIGN INDEX FUNDS - 19.4%
	290,831	iShares MSCI Brazil Index Fund	23,627,110
	445,735	iShares MSCI Canada Index Fund	13,938,134
	226,442	iShares MSCI Mexico Investable Market Index Fund	12,250,512
	220,292	iShares MSCI Spain Index Fund	11,763,593
	896,493	iShares MSCI Taiwan Index Fund	11,770,953
			73,350,302

		TOTAL EXCHANGE TRADED FUNDS (Cost $370,781,841)	371,257,933

	See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares		Value
		SHORT-TERM INVESTMENTS - 4.2%
	15,999,964	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 1.97%**, 8/1/08 (Cost $15,999,964)	$ 15,999,964

		TOTAL INVESTMENTS - 102.3% (Cost $386,781,805) (a)	$ 387,257,897
		OTHER ASSETS & LIABILITIES - (2.3%)	(8,702,564)
		NET ASSETS - 100.0%	$ 378,555,333

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $386,956,976
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 10,091,694
		Unrealized Depreciation:	(9,790,773)
		Net Unrealized Appreciation:	$ 300,921

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.

	See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares		Value
		EXCHANGE TRADED FUNDS - 80.2%
		COMMODITY FUNDS - 15.2%
	55,601	Powershares DB Commodity Index Tracking Fund *	$ 2,246,280

		EQUITY INDEX FUNDS - 28.3%
	15,954	iShares Dow Jones US Basic Materials Sector Index Fund	1,242,657
	29,798	iShares Dow Jones US Energy Sector Index Fund	1,289,061
	9,315	iShares Dow Jones US Utilities Sector Index Fund	858,005
	8,475	Powershares QQQ	385,274
	7,001	Vanguard Mid-Cap Growth Index Fund	398,427
			4,173,424

		FOREIGN INDEX FUNDS - 36.7%
	19,570	iShares MSCI Brazil Index Fund	1,589,867
	32,699	iShares MSCI Canada Index Fund	1,022,498
	17,570	iShares MSCI Mexico Investable Market Index Fund	950,537
	19,203	iShares MSCI Spain Index Fund	1,025,440
	63,292	iShares MSCI Taiwan Index Fund	831,024
			5,419,366

		TOTAL EXCHANGE TRADED FUNDS (Cost $12,749,976)	11,839,070

	See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares		Value
		EXCHANGE TRADED COMMODITY PRODUCTS - 17.4%
	201,005	ETFS Gold * (Cost $2,524,666)	$ 2,566,834

		SHORT-TERM INVESTMENTS - 5.8%
	850,339	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 1.97%**, 8/1/08 (Cost $850,339)	850,339

		TOTAL INVESTMENTS - 103.3% (Cost $16,124,981) (a)	$ 15,256,243
		OTHER ASSETS & LIABILITIES - (3.3%)	(492,387)
		NET ASSETS - 100.0%	$ 14,763,856

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,124,981
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 42,168
		Unrealized Depreciation:	(910,906)
		Net Unrealized Depreciation:	$ (868,738)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.

	See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
Shares			Value
		COMMON STOCKS - 29.26% ^
		ADVERTISING/MARKETING SERVICES - 0.05%
3,200		Interpublic Group of Cos, Inc. *	$ 28,128

		AEROSPACE/DEFENSE - 0.23%
900		Boeing Co.	54,999
800		Goodrich Corp.	39,312
600		Northrop Grumman Corp.	40,434
			134,745

		AGRICULTURE - 0.23%
2,500		Altria Group, Inc.	50,875
1,100		Archer-Daniels-Midland Co.	31,493
500		Philip Morris International, Inc.	25,825
500		Reynolds American, Inc.	27,915
			136,108

		AIRLINES - 0.17%
2,200		Skywest, Inc.	33,484
4,400		Southwest Airlines Co.	68,596
			102,080

		APPAREL - 0.06%
2,100		Jones Apparel Group, Inc.	35,154

		ASSET ALLOCATION ETFs - 1.93%
42,600		PowerShares DB G10 Currency Harvest Fund *	1,150,200

		AUTO MANUFACTURERS - 0.04%
500		PACCAR, Inc.	21,030

		BANKS - 0.30%
900		Comerica, Inc.	25,848
3,400		Fifth Third Bancorp	47,498
3,500		Keycorp	36,925
2,200		Marshall & Ilsley Corp.	33,440
1,670		Webster Financial Corp.	33,166
			176,877

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		BEVERAGES - 0.66%
3,300		Coca-Cola Co/The	$ 169,950
6,810		Coca-Cola Enterprises, Inc.	115,293
660		Molson Coors Brewing Co.	35,620
1,130		Pepsi Bottling Group, Inc.	31,471
1,800		PepsiAmericas, Inc.	42,606
			394,940

		BIOTECHNOLOGY - 0.64%
3,500		Amgen, Inc. *	219,205
900		Biogen Idec, Inc. *	62,784
1,000		Gilead Sciences, Inc. *	53,980
1,040		Invitrogen Corp. *	46,124
			382,093

		BUILDING MATERIALS - 0.06%
2,300		Masco Corp.	37,927

		CHEMICALS - 0.39%
900		Ashland, Inc.	37,593
1,600		Dow Chemical Co/The	53,296
2,200		EI Du Pont de Nemours & Co.	96,382
300		Minerals Technologies, Inc.	19,353
410		PPG Industries, Inc.	24,862
			231,486

		COMMERCIAL SERVICES - 0.28%
1,000		Apollo Group, Inc. *	62,290
2,000		Career Education Corp. *	36,680
1,900		H&R Block, Inc. *	46,227
500		Pharmaceutical Product Development, Inc.	19,070
			164,267

		COMMODITY ETFs - 2.91%
42,900		PowerShares DB Commodity Index Tracking Fund *	1,733,160

		COMPUTERS - 1.34%
500		Affiliated Computer Services, Inc. *	24,100
600		Computer Sciences Corp. *	28,422
2,420		Dell, Inc. *	59,459
6,400		EMC Corp/Massachusetts	96,064
4,500		Hewlett-Packard Co.	201,600
1,600		Imation Corp.	30,496

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		COMPUTERS - 1.34% (Continued)
800		International Business Machines Corp.	$ 102,384
1,310		Lexmark International, Inc. *	45,955
1,300		NetApp, Inc. *	33,215
1,600		SanDisk Corp. *	22,560
8,500		Sun Microsystems, Inc. *	90,355
2,110		Western Digital Corp. *	60,747
			795,357

		COSMETICS/PERSONAL CARE - 0.06%
800		Avon Products, Inc.	33,920

		DISTRIBUTION/WHOLESALE - 0.10%
2,040		Ingram Micro, Inc. *	37,597
700		Tech Data Corp. *	24,409
			62,006

		ELECTRIC - 1.47%
2,000		Ameren Corp.	82,180
1,000		American Electric Power Co., Inc.	39,500
2,600		Consolidated Edison, Inc.	103,220
6,900		Duke Energy Corp.	121,302
1,990		Energy East Corp.	49,730
1,100		FPL Group, Inc.	70,983
1,100		Hawaiian Electric Industries, Inc.	27,214
500		Integrys Energy Group, Inc.	25,530
900		Pepco Holdings, Inc.	22,446
1,200		Pinnacle West Capital Corp.	40,284
1,400		Progress Energy, Inc.	59,234
1,920		Puget Energy, Inc.	52,877
1,500		SCANA Corp.	54,285
2,870		Southern Co.	101,569
1,200		Westar Energy, Inc.	26,496
			876,850

		ELECTRIC COMPONENTS - 0.01%
350		Harbin Electric, Inc. *	5,257

		ELECTRONICS - 0.37%
710		Applied Biosystems, Inc.	26,220
1,280		Arrow Electronics, Inc. *	41,242
1,030		Avnet, Inc. *	28,078
1,700		Benchmark Electronics, Inc. *	24,888

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		ELECTRONICS - 0.37% (Continued)
1,250		Thermo Fisher Scientific, Inc. *	$ 75,650
2,600		Vishay Intertechnology, Inc. *	23,322
			219,400

		ENGINEERING AND CONSTRUCTION - 0.67%
1,400		EMCOR Group, Inc. *	42,168
1,400		Fluor Corp.	113,890
1,800		Insituform Technologies, Inc. *	31,122
700		Jacobs Engineering Group, Inc. *	54,138
1,500		KBR, Inc.	42,750
500		The Shaw Group, Inc. *	28,900
2,000		URS Corp. *	83,840
			396,808

		ENVIRONMENTAL CONTROL - 0.05%
2,400		Allied Waste Industries, Inc. *	29,040

		FIXED INCOME ETFs - 3.77%
8,200		iShares iBoxx Investment Grade Corporate Bond Fund	831,152
1,700		iShares JPMorgan USD Emerging Markets Bond Fund	168,980
3,000		iShares S&P National Municipal Bond Fund	299,370
15,500		SPDR DB International Government Inflation-Protected Bond ETF	945,500
			2,245,002

		FOOD - 0.41%
2,700		ConAgra Foods, Inc.	58,536
2,630		Kraft Foods Inc.	83,687
2,600		Sara Lee Corp.	35,516
2,360		SYSCO Corp.	66,930
			244,669

		GAS - 0.65%
1,100		AGL Resources, Inc.	38,016
2,300		Atmos Energy Corp.	60,881
800		Laclede Group, Inc. (The)	33,928
3,300		NiSource, Inc.	56,364
400		Northwest Natural Gas Co.	18,100
1,500		Piedmont Natural Gas Co.	40,170
700		Sempra Energy	39,312
700		South Jersey Industries, Inc.	26,110

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		GAS - 0.65% (Continued)
1,300		UGI Corp.	$ 35,178
1,100		WGL Holdings, Inc.	37,983
			386,042

		HEALTHCARE-PRODUCTS - 0.40%
2,300		Affymetrix, Inc. *	18,124
6,420		Boston Scientific Corp. *	76,334
800		Hill-Rom Holdings, Inc.	22,472
800		Johnson & Johnson	54,776
1,200		Medtronic, Inc.	63,396
			235,102

		HEALTH CARE-SERVICES - 0.31%
1,300		AMERIGROUP Corp. *	33,020
1,500		Coventry Health Care, Inc. *	53,055
1,900		WellPoint, Inc. *	99,655
			185,730

		HOUSEHOLD PRODUCTS/WARES - 0.10%
740		Avery Dennison Corp.	32,567
1,300		Scotts Miracle-Gro Co. (The)	25,324
			57,891

		INSURANCE - 0.47%
700		ACE, Ltd.	35,490
3,190		American International Group, Inc.	83,100
3,590		Genworth Financial, Inc.	57,332
1,110		MetLife, Inc.	56,355
2,700		XL Capital, Ltd.	48,303
			280,580

		INTERNET - 0.12%
1,200		Avocent Corp. *	28,536
2,500		IAC/InterActiveCorp. *	43,650
			72,186

		MACHINERY-DIVERSIFIED - 0.09%
1,200		Cognex Corp.	22,620
700		Rockwell Automation DE, Inc.	31,157
			53,777

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		MEDIA - 0.73%
3,800		Belo Corp.	$ 25,802
5,720		CBS Corp.	93,579
4,967		EW Scripps Co.	34,369
5,420		Gannett Co, Inc.	98,210
800		Scripps Networks Interactive, Inc. *	32,432
4,400		Time Warner, Inc.	63,008
900		Walt Disney Co. (The)	27,315
100		Washington Post Co. (The)	61,825
			436,540

		MINING - 0.26%
800		Alcoa, Inc.	27,000
1,090		Freeport-McMoRan Copper & Gold, Inc.	105,458
500		Newmont Mining Corp.	23,980
			156,438

		MISCELLANEOUS MANUFACTURING - 0.47%
800		AO Smith Corp.	31,760
5,500		General Electric Co.	155,595
700		Honeywell International, Inc.	35,588
700		Ingersoll-Rand Co., Ltd.	25,200
500		Parker Hannifin Corp.	30,840
			278,983

		OFFICE/BUSINESS EQUIPMENT - 0.06%
1,100		Pitney Bowes, Inc.	34,859

		OIL & GAS - 3.71%
2,500		Anadarko Petroleum Corp.	144,775
900		Apache Corp.	100,953
3,460		Chevron Corp.	292,578
1,250		Cimarex Energy Co.	65,138
4,290		ConocoPhillips	350,150
1,450		ENSCO International, Inc.	100,253
500		EOG Resources , Inc.	50,265
5,660		Exxon Mobil Corp.	455,234
500		Hess Corp.	50,700
1,200		Nabors Industries Ltd. *	43,752
1,000		Noble Corp.	51,870
1,830		Occidental Petroleum Corp.	144,259
800		Patterson-UTI Energy, Inc.	22,736
500		Pioneer Natural Resources Co.	29,725

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		OIL & GAS - 3.71% (Continued)
1,350		Pride International, Inc. *	$ 52,326
1,480		Rowan Cos, Inc.	58,904
1,000		Stone Energy Corp. *	51,020
1,300		SunoCo, Inc.	52,793
640		Transocean, Inc. *	87,059
			2,204,490

		OIL & GAS SERVICES - 0.32%
900		BJ Services Co.	26,460
660		Exterran Holdings, Inc. *	37,250
500		FMC Technologies, Inc. *	30,890
890		National Oilwell VarCo, Inc. *	69,981
700		Weatherford International, Ltd. *	26,411
			190,992

		PACKING AND CONTAINERS - 0.06%
1,600		Sealed Air Corp.	34,720

		PHARMACEUTICALS - 1.51%
1,000		Cardinal Health, Inc.	53,730
3,670		Eli Lilly & Co.	172,894
400		Express Scripts, Inc. *	28,216
2,120		Forest Laboratories, Inc. *	75,281
1,400		Medicis Pharmaceutical Corp.	25,704
5,760		Merck & Co., Inc.	189,504
3,800		Mylan, Inc.	49,286
13,920		Pfizer, Inc.	259,886
1,580		Watson Pharmaceuticals, Inc. *	45,678
			900,179

		PIPELINES - 0.12%
1,700		El Paso Corp.	30,481
800		National Fuel Gas Co.	39,832
			70,313

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		RETAIL - 0.84%
3,600		AutoNation, Inc. *	$ 37,152
970		Bed Bath & Beyond, Inc. *	26,995
3,200		Gap, Inc. (The)	51,584
1,800		Macy's, Inc.	33,858
900		Walgreen Co.	30,906
5,440		Wal-Mart Stores, Inc.	318,893
			499,388

		SEMICONDUCTORS - 0.43%
1,100		Analog Devices, Inc.	33,561
6,300		Intel Corp.	139,797
1,400		Novellus Systems, Inc. *	28,518
1,700		Qlogic Corp. *	32,028
2,400		Teradyne, Inc. *	22,488
			256,392

		SOFTWARE - 0.52%
1,100		Broadridge Financial Solutions, Inc.	22,770
1,600		Cerner Corp. *	71,456
4,300		IMS Health, Inc.	89,870
2,200		Omnicell, Inc. *	35,750
1,900		Oracle Corp. *	40,907
2,500		Phase Forward, Inc. *	46,000
			306,753

		TELECOMMUNICATIONS - 0.53%
2,700		AT&T, Inc.	83,187
1,900		ADC TeleCommunications, Inc. *	17,974
1,300		Ciena Corp. *	26,871
1,500		Juniper Networks, Inc. *	39,045
4,300		Verizon Communications, Inc.	146,372
			313,449

		TEXTILES - 0.04%
800		Cintas Corp.	22,752

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares			Value
		TRANSPORTATION - 1.32%
3,000		Alexander & Baldwin, Inc.	$ 130,170
700		Bristow Group, Inc. *	31,493
500		Burlington Northern Santa Fe Corp.	52,065
450		Con-way, Inc.	22,752
1,000		CSX Corp.	67,580
3,900		Kirby Corp. *	186,108
1,500		Norfolk Southern Corp.	107,880
400		Ryder System, Inc.	26,384
700		Tidewater, Inc.	41,958
1,060		Union Pacific Corp.	87,386
1,360		Werner Enterprises, Inc.	32,382
			786,158

		TOTAL COMMON STOCKS (Cost $17,763,683)	17,400,218

		EXCHANGE TRADED COMMODITY PRODUCTS - 33.14% ^
28,800		ETFS Crude Oil *	2,148,192
37,198		ETFS Gasoline *	2,159,716
79,893		ETFS Gold *	1,020,234
49,402		ETFS Heating Oil *	2,085,258
51,496		ETFS Silver *	1,107,679
92,004		ETFS Soybean Oil *	1,079,897
110,601		ETFS Soybeans *	2,232,205
26,900		ETFS Short Cotton *	1,451,524
958		ETFS Short Gold *	48,302
13,700		ETFS Short Lean Hogs *	729,251
14,100		ETFS Short Live Cattle *	723,189
16,000		ETFS Short Natural Gas *	750,720
20,500		ETFS Short Nickel *	1,454,475
23,500		ETFS Short Sugar *	1,318,585
23,800		ETFS Short Zinc *	1,396,584
		TOTAL COMMODITY EXCHANGE
		TRADED PRODUCTS (Cost $18,781,811)	19,705,811

		EXCHANGE TRADED NOTES - 0.07% ^
1,100		Market Vectors-Renminbi/USD ETN * (Cost $43,967)	44,000

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Contracts			Value
		PURCHASED OPTIONS ON FUTURES - 0.89% ^
25		S&P 500 Index E-Mini - Put	$ 168,375
		Expiration September 2008, Exercise Price $1,400
25		S&P 500 Index E-Mini - Put	45,000
		Expiration October 2008, Exercise Price $1,230
25		S&P 500 Index E-Mini - Put	57,750
		Expiration November 2008, Exercise Price $1,230
25		S&P 500 Index E-Mini - Put	120,500
		Expiration December 2008, Exercise Price $1,325
25		S&P 500 Index E-Mini - Put	139,375
		Expiration December 2008, Exercise Price $1,350

		TOTAL PURCHASED OPTIONS ON FUTURES (Cost $388,176)	531,000

		PURCHASED OPTIONS - 0.13% ^
1,000		CBOE SPX Volatility Index - Call	35,000
		Expiration August 2008, Exercise Price $30
200		CBOE SPX Volatility Index - Call	2,000
		Expiration August 2008, Exercise Price $35
100		Powershares - Put	39,500
		Expiration August 2008, Exercise Price $44

		TOTAL PURCHASED OPTIONS (Cost $121,486)	76,500

Principal
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.49% ^
$ 3,750,000		Federal Home Loan Bank, 3.375% due 2/27/2013	3,658,875
123,000		Freddie Mac, 5.000% due 11/13/2014	126,752
2,000,000		Freddie Mac, 4.375% due 10/25/2012	2,059,496
1,000,000		Freddie Mac, 4.875% due 6/13/2018	1,017,200
1,000,000		Fannie Mae, 4.750% due 11/19/2012	1,031,350
765,000		Federal Farm Credit Bank, 4.900% due 4/15/2015	791,354
500,000		Federal National Mortgage Association, 6.250% due 2/1/2011	509,300
882,204		Federal National Mortgage Association, 5.500% due 8/1/2020	888,666
23,183		Federal National Mortgage Association, 5.500% due 10/1/2021	23,302
82,455		Federal National Mortgage Association, 5.500% due 10/1/2021	82,836
6,200,000		United States Treasury Inflation Indexed Bonds, 2.000% due 4/15/2012 +	6,869,216
4,500,000		United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018 +	4,639,096

		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $21,916,320)	21,697,443

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Shares/Principal ($)			Value
		SHORT-TERM INVESTMENTS - 12.26%
3,296,621		Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 1.97%**, 8/1/08	$ 3,296,621

$ 4,000,000		United States Treasury Inflation Indexed Bonds,
		to yield 1.52% due 8/14/2008	3,998,042

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,294,663)	7,294,663

		TOTAL INVESTMENTS - 112.24% (Cost $66,310,106) (a)	$ 66,749,635
		OTHER ASSETS & LIABILITIES - (12.24)%	(7,281,267)
		NET ASSETS - 100.0%	$ 59,468,368

	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,905,163
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,653,408
		Unrealized Depreciation:	(1,808,936)
		Net Unrealized Depreciation:	$ (155,528)

	*	Non-Income producing security.
	**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.
	+	All or a portion of this security is segrgated as collateral for securities sold subject to repurchase.
	^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

Principal			Value
		REVERSE REPURCHASE AGREEMENTS
$ 2,016,990		Goldman Sachs: (Collateralized by US Treasury Tips; 1.625%, 1/15/18);
		2.25% due 8/4/2008; (Proceeds $2,016,990); ($2,017,872 Due at Maturity)	$ (2,016,990)

6,544,886		Goldman Sachs: (Collateralized by US Treasury Tips; 2.00%, 4/15/12);
		2.25% due 8/4/2008; (Proceeds $6,544,886); ($6,547,750 Due at Maturity)	(6,544,886)

		Total Reverse Repurchase Agreements	$ (8,561,876)

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
Long (Short)			Unrealized
Contracts			Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
6		Australian Dollar Future September 2008	$ (5,460)
		(Underlying Face Amount at Value $562,140)
6		Canadian Dollar Future September 2008	(7,700)
		(Underlying Face Amount at Value $585,900)
39		CBOE VIX Future August 2008	(95,711)
		(Underlying Face Amount at Value $888,030)
12		CBOE VIX Future September 2008	(37,630)
		(Underlying Face Amount at Value $275,280)
10		E-Mini MSCI Emerging September 2008	(60,550)
		(Underlying Face Amount at Value $509,150)

		Total Net Unrealized Loss from Open Long Futures Contracts	$ (207,051)

		OPEN SHORT FUTURES CONTRACTS
(5)		British Pound Future September 2008	(950)
		(Underlying Face Amount at Value $617,594)
(8)		New Zealand Dollar Future September 2008	16,310
		(Underlying Face Amount at Value $583,200)
(42)		S&P E-Mini Future September 2008	12,475
		(Underlying Face Amount at Value $2,660,700)
(24)		US 10 Year Future September 2008	(28,219)
		(Underlying Face Amount at Value $2,755,872)
(17)		US 2 Year Note (CBT) September 2008	(7,172)
		(Underlying Face Amount at Value $3,605,054)
(13)		US 5 Year Note (CBT) September 2008	(6,445)
		(Underlying Face Amount at Value $1,447,264)
(19)		US Long Bond Future September 2008	(36,515)
		(Underlying Face Amount at Value $2,194,500)

		Total Net Unrealized Loss from Open Short Futures Contracts	$ (50,516)

		Total Net Unrealized from Open Futures Contracts	$ (257,567)

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008

Number of
Contracts***			Value
		SCHEDULE OF OPTIONS WRITTEN
200		CBOE SPX Volatility Index Put	$ 8,000
		Expiration August 2008, Exercise Price $20
1,200		CBOE SPX Volatility Index Put	171,600
		Expiration August 2008, Exercise Price $22.50
100		Powershares Put	20,600
		Expiration August 2008, Exercise Price $42
25		S&P 500 Index E-Mini Future Call	20,500
		Expiration October 2008, Exercise Price $1,350
25		S&P 500 Index E-Mini Future Put	19,375
		Expiration October 2008, Exercise Price $1,145
25		S&P 500 Index E-Mini Future Call	40,000
		Expiration November 2008, Exercise Price $1,330
25		S&P 500 Index E-Mini Future Put	23,625
		Expiration November 2008, Exercise Price $1,120
25		S&P 500 Index E-Mini Future Call	17,875
		Expiration December 2008, Exercise Price $1,410
25		S&P 500 Index E-Mini Future Call	9,500
		Expiration December 2008, Exercise Price $1,450
25		S&P 500 Index E-Mini Future Put	53,750
		Expiration December 2008, Exercise Price $1,200
25		S&P 500 Index E-Mini Future Put	57,625
		Expiration December 2008, Exercise Price $1,210

		Total Options Written (Proceeds $445,016)	$ 442,450

*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAPS
		Long Equity Basket Swap, Goldman Sachs - 13 month agreement
		to receive appreciation of custom stock basket vs. depreciation of
		custom stock basket plus 1month LIBOR + 40 Bps.
		(Notional Amount $6,808,788)	$ (111,942)

		Short Equity Basket Swap, Goldman Sachs - 13 month agreement
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $11,683,089)	309,488

		Total Net Unrealized Gain from Equity Basket Swaps	$ 197,546

		VARIANCE SWAPS
		Nikkei 225 Variance Swap, Goldman Sachs - August 08 2008
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $276,699)	$ 71,976

		Nikkei 225 Variance Swap, Goldman Sachs - August 08 2008
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $268,180)	24,624

		Total Net Unrealized Gain from Variance Swaps	$ 96,600

		Total Net Unrealized on Swap Agreements	$ 294,146

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2008
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
ASSETS
Investment securities:
At cost	$ 386,781,805	$ 16,124,981	$ 66,310,106
At value	$ 387,257,897	$ 15,256,243	$ 66,749,635
Cash-Segregated	-	-	789,795
Cash	2,648,586	72,025	1,636,759
Receivable for Fund shares sold	3,307,595	360,114	620,916
Receivable for securities sold	2,218,993	-	-
Dividends and interest receivable	15,929	1,054	183,336
Due from advisor	-	19,518	-
Unrealized appreciation on swap contracts	-	-	302,041
Prepaid expenses and other assets	59,134	-	29,364
TOTAL ASSETS	395,508,134	15,708,954	70,311,846

LIABILITIES
Reverse repurchase agreement	-	-	8,561,876
Options written, at value (Proceeds $445,016)	-	-	442,450
Investment advisory fees payable	299,890	-	35,499
Distribution (12b-1) fees payable	127,512	3,875	17,106
Payable for investments purchased	16,282,394	852,370	1,443,836
Variation margin - due to broker	-	-	257,567
Fund shares repurchased	153,524	50,000	15,104
Administration fees payable	25,137	4,214	5,174
Custody fees payable	16,000	2,032	16,580
Transfer agent fees payable	14,767	3,589	4,373
Fund accounting fees payable	6,067	2,065	3,577
Compliance officer fees payable	2,462	-	2,395
Unrealized depreciation on open forward foreign
currency contracts	-	-	1,779
Accrued expenses and other liabilities	25,048	26,953	36,162
TOTAL LIABILITIES	16,952,801	945,098	10,843,478
NET ASSETS	$ 378,555,333	$ 14,763,856	$ 59,468,368

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 379,989,773	$ 15,623,948	$ 59,877,043
Accumulated net investment income	-	8,646	131,952
Accumulated net realized loss from
security transactions, futures contracts
and short sales	(1,910,532)	-	(1,025,417)
Net unrealized appreciation (depreciation)
of investments. futures contracts, swaps,
short sales and foreign currency transactions	476,092	(868,738)	484,790
NET ASSETS	$ 378,555,333	$ 14,763,856	$ 59,468,368

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2008
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$ 88,041,807	$ 3,308,661	$ 8,997,925
Shares of beneficial interest outstanding	7,611,751	359,093	890,989
Net asset value (Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 11.57	$ 9.21	$ 10.10
Class A Shares:
Net Assets	$ 290,513,526	$ 11,455,195	$ 50,470,443
Shares of beneficial interest outstanding	24,878,495	1,241,964	4,981,507
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 11.68	$ 9.22	$ 10.13
Maximum offering price per share (maximum sales
charges of 5.75%) (b)	$ 12.39	$ 9.79	$ 10.75

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year or Period Ended July 31, 2008
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund (a)	Solutions Fund (b)
INVESTMENT INCOME
Dividends	$ 4,166,245	$ 39,747	$ 181,918
Interest	172,157	3,565	510,320
TOTAL INVESTMENT INCOME	4,338,402	43,312	692,238

EXPENSES
Investment advisory fees	2,081,445	16,158	171,466
Distribution (12b-1) fees, Class A	407,781	3,357	49,548
Distribution (12b-1) fees, Advisor Class	450,321	2,729	30,429
Administrative services fees	195,704	6,943	36,499
Transfer agent fees	200,784	5,589	26,251
Registration fees	57,400	5,081	50,000
Custodian fees	41,418	2,032	19,001
Printing and postage expenses	55,726	5,081	10,001
Professional fees	35,686	15,242	38,500
Accounting services fees	57,616	4,065	14,001
Compliance officer fees	15,237	1,016	5,001
Trustees' fees and expenses	8,896	1,524	5,499
Insurance expense	5,199	-	5,001
Interest expense	-	-	57,920
Other expenses	9,533	1,524	6,169
TOTAL EXPENSES	3,622,746	70,341	525,286
Fees waived/reimbursed by the Advisor	-	(35,675)	-
NET EXPENSES	3,622,746	34,666	525,286

NET INVESTMENT INCOME	715,656	8,646	166,952

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(725,548)	-	(3,174,746)
From underlying investment companies	45,845	-	-
Futures contracts	-	-	18,500
Swaps contracts	-	-	1,723,007
Options written	-	-	370,657
Short sales	-	-	37,165
	(679,703)	-	(1,025,417)
Net change in unrealized appreciation (depreciation) from:
Security transactions	(3,822,114)	(868,738)	439,529
Futures contracts	-	-	(257,567)
Options written	-	-	2,566
Swap contracts	-	-	302,041
Foreign currency transactions	-	-	(1,779)
	(3,822,114)	(868,738)	484,790

NET REALIZED AND UNREALIZED LOSS	(4,501,817)	(868,738)	(540,627)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (3,786,161)	$ (860,092)	$ (373,675)

(a) The Arrow DWA Tactical Fund commenced operations on May 30, 2008
(b) The Arrow Alternative Solutions Fund commenced operations on October 31, 2007

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2008	2007 (a)
FROM OPERATIONS
Net investment income	$ 715,656	$ 101,624
Net realized gain (loss) from security transactions	(679,703)	380,791
Net change in unrealized appreciation (depreciation) of investments	(3,822,114)	4,298,206
Net increase (decrease) in net assets resulting from operations	(3,786,161)	4,780,621

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Advisor Class	(354,257)	-
Class A	(1,277,995)	-
From net investment income:
Advisor Class	(89,333)	(28,754)
Class A	(890,673)	(191,274)
Net decrease in net assets from distributions to shareholders	(2,612,258)	(220,028)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	77,422,264	19,850,698
Class A	261,113,499	73,226,114
Net asset value of shares issued in reinvestment of distributions:
Advisor Class	385,285	27,147
Class A	1,486,876	102,356
Redemption fee proceeds:
Advisor Class	1,450	847
Class A	5,355	3,614
Payments for shares redeemed:
Advisor Class	(7,042,613)	(1,465,393)
Class A	(39,506,506)	(5,217,834)
Net increase in net assets from shares of beneficial interest	293,865,610	86,527,549

TOTAL INCREASE IN NET ASSETS	287,467,191	91,088,142

NET ASSETS
Beginning of Period	91,088,142	-
End of Period*	$ 378,555,333	$ 91,088,142
* Includes accumulated net investment income of:	$ -	$ -

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2008	2007 (a)

SHARE ACTIVITY
Advisor Class:
Shares Sold	6,475,139	1,835,126
Shares Reinvested	31,087	2,509
Shares Redeemed	(593,590)	(138,520)
Net increase in shares of beneficial interest outstanding	5,912,636	1,699,115

Class A:
Shares Sold	21,718,831	6,780,145
Shares Reinvested	119,562	9,442
Shares Redeemed	(3,285,632)	(463,853)
Net increase in shares of beneficial interest outstanding	18,552,761	6,325,734

(a) The Arrow DWA Balanced Fund commenced operations August 7, 2006.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2008 (a)
FROM OPERATIONS
Net investment income	$ 8,646
Net realized gain from security transactions	-
Net change in unrealized appreciation (depreciation) of investments	(868,738)
Net decrease in net assets resulting from operations	(860,092)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Advisor Class	-
Class A	-
Net decrease in net assets from distributions to shareholders	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	3,518,723
Class A	12,278,982
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Advisor Class	-
Class A	-
Redemption fee proceeds:
Advisor Class	-
Class A	-
Payments for shares redeemed:
Advisor Class	(48,673)
Class A	(125,084)
Net increase in net assets from shares of beneficial interest	15,623,948

TOTAL INCREASE IN NET ASSETS	14,763,856

NET ASSETS
Beginning of Period	-
End of Period*	$ 14,763,856
* Includes accumulated net investment income of:	$ 8,646

(b) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
July 31,
2008 (a)
SHARE ACTIVITY
Advisor Class:
Shares Sold	364,089
Shares Reinvested	-
Shares Redeemed	(4,996)
Net increase in shares of beneficial interest outstanding	359,093

Class A:
Shares Sold	1,255,282
Shares Reinvested	-
Shares Redeemed	(13,318)
Net increase in shares of beneficial interest outstanding	1,241,964

(b) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2008 (a)
FROM OPERATIONS
Net investment income	$ 166,952
Net realized loss from security transactions, futures contracts,
swap contracts, options written and short sales	(1,025,417)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, options written, swap contracts
and foreign currency transactions	484,790
Net decrease in net assets resulting from operations	(373,675)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Advisor Class	(2,881)
Class A	(32,119)
Net decrease in net assets from distributions to shareholders	(35,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	11,205,514
Class A	61,808,839
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Advisor Class	2,199
Class A	12,570
Redemption fee proceeds:
Advisor Class	129
Class A	706
Payments for shares redeemed:
Advisor Class	(2,143,868)
Class A	(11,009,046)
Net increase in net assets from shares of beneficial interest	59,877,043

TOTAL INCREASE IN NET ASSETS	59,468,368

NET ASSETS
Beginning of Period	-
End of Period*	$ 59,468,368
* Includes accumulated net investment income of:	$ 131,952

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
July 31,
2008 (a)
SHARE ACTIVITY
Advisor Class:
Shares Sold	1,105,284
Shares Reinvested	215
Shares Redeemed	(214,510)
Net increase in shares of beneficial interest outstanding	890,989

Class A:
Shares Sold	6,080,697
Shares Reinvested	1,233
Shares Redeemed	(1,100,423)
Net increase in shares of beneficial interest outstanding	4,981,507

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENT OF CASH FLOWS
For the Period Ended July 31, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (373,675)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(147,030,328)
Proceeds from sale of investment securities	86,989,466
Purchase of short term investment securities, net	(7,294,663)
Increase in deposits with brokers	(789,795)
Increase in interest and dividends receivable	(183,336)
Increase in receivable for fund shares sold	(620,916)
Increase in payable for securities purchased	1,443,836
Increase in accrued expenses	120,868
Increase in prepaid expense and other assets	(29,364)
Increase in options written	445,016
Unrealized appreciation on investments, futures contracts, swaps, short sales and foreign currency transactions	(484,790)
Net realized loss from investments	1,025,417
Net cash used in operating activities	(66,782,264)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in reverse repurchase agreements	8,561,876
Proceeds from shares sold	73,015,188
Increase in Fund shares repurchased payable	15,104
Payments for shares redeemed	(13,152,914)
Cash distributions paid	(20,231)
Net cash provided by financing activities	68,419,023
Net Increase in Cash	1,636,759

CASH:
Beginning Balance	-
Ending balance	$ 1,636,759

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class				Class A

	Year		Period		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
	2008		2007 (1)		2008		2007 (1)
Net asset value, beginning of period	$ 11.30		$ 10.00		$ 11.36		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)	(6)	(0.04)		0.06		0.04
Net realized and unrealized
gain on investments	0.47		1.39		0.48		1.38
Total from investment operations	0.44		1.35		0.54		1.42

Paid-in-capital from redemption fees	0.00	(6)	0.00	(6)	0.00	(6)	0.00	(6)

Less distributions from:
Net investment income	(0.03)		(0.05)		(0.08)		(0.06)
Net realized gains	(0.14)		-		(0.14)		-
Total distributions	(0.17)		(0.05)		(0.22)		(0.06)

Net asset value, end of period	$ 11.57		$ 11.30		$ 11.68		$ 11.36

Total return (3)	3.79%		13.48%	(5)	4.63%		14.28%	(5)

Net assets, end of period (000s)	$ 88,042		$ 19,197		$ 290,514		$ 71,891

Ratio of net expenses to average
net assets (7)	2.32%		2.58%	(4)	1.57%		1.83%	(4)
Ratio of net investment income (loss)
to average net assets (7)	(0.27)%		(0.44)%	(4)	0.51%		0.37%	(4)

Portfolio Turnover Rate	59%		118%	(5)	59%		118%	(5)

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Advisor Class		Class A

		Period		Period
		Ended		Ended
		July 31,		July 31,
		2008 (1)		2008 (1)
Net asset value, beginning of period		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	(0.00)	(7)	0.01
Net realized and unrealized
	loss on investments	(0.79)		(0.79)
Total from investment operations		(0.79)		(0.78)

Paid-in-capital from redemption fees		-		-

Net asset value, end of period		$ 9.21		$ 9.22

Total return (3)(6)		(7.90)%		(7.80)%

Net assets, end of period (000s)		$ 3,309		$ 11,455

Ratio of gross expenses to average
	net assets (4)(8)	5.09%	(5)	4.16%	(5)
Ratio of net expenses to average
	net assets (8)	2.75%	(5)	2.00%	(5)
Ratio of net investment income (loss)
	to average net assets (8)	(0.26)%	(5)	0.69%	(5)

Portfolio Turnover Rate (6)		0%		0%

(1)	The Advisor Class and Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Amount represents less than $0.01 per share.
(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Advisor Class		Class A

	Period		Period
	Ended		Ended
	July 31,		July 31,
	2008 (1)		2008 (1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.03		0.09
Net realized and unrealized
gain on investments	0.09		0.07
Total from investment operations	0.12		0.16

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)

Less distributions from:
Net investment income	(0.02)		(0.03)
Total distributions	(0.02)		(0.03)

Net asset value, end of period	$ 10.10		$ 10.13

Total return (3)(6)	1.23%		1.60%

Net assets, end of period (000s)	$ 8,998		$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)	2.88%	(5)	2.20%	(5)
Ratio of net expenses to average
net assets, including interest expense (4)	2.88%	(5)	2.20%	(5)
Ratio of net expenses to average
net assets, excluding interest expense	2.69%	(5)	1.94%	(5)
Ratio of net investment income
to average net assets	0.38%	(5)	1.16%	(5)

Portfolio Turnover Rate (6)	188%		188%

(1) The Advisor Class and Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”) and the Arrow Alternative Solutions Fund (“AASF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF and ADTF are non-diversified funds.   AASF is a diversified fund.  The Funds each have two distinct share classes; Class A and Advisor Class. ADBF seek to achieve an appropriate balance between long-term capital appreciation and capital preservation.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Funds currently offer Advisor Class shares and Class A shares.    Advisor Class shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined.   Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of July 31, 2008 in valuing the Funds’ assets carried at fair value:

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

* Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Funds.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Futures Contracts – The Arrow Alternative Solutions Fund may purchase or sell futures contracts.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation of a Fund under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Swap Agreements – The Arrow Alternative Solutions Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.   The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation of a Fund under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

Reverse Repurchase Agreements – The Arrow Alternative Solutions Fund may enter into Reverse repurchase agreements which involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

The average daily balance of reverse repurchase agreements outstanding during the period ended July 31, 2008 was approximately $2,698,409 at a weighted average interest rate of 2.78%.   The maximum amount of reverse repurchase agreements outstanding at any time during the period was $10,608,074 from July 21-27, 2008, which was 11.98% of total assets.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Exchange Traded Notes (“ETNs”) and Commodities (“ETCs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.   ETCs are simple and transparent open-ended securities which trade on regulated exchanges and enable investors to gain exposure to commodities without trading futures or taking physical delivery. ETFS-branded ETCs are secured, undated, zero coupon notes that are designed to accurately track the underlying commodity index or individual commodity.   With ETNs and ETCs, the investor has direct counterparty exposure to the issuer (in the case of ETNs) or to third parties guaranteeing the securities’ performance (ETCs with Shell Treasury or AIG or AIG affiliates as guarantor).

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $410,407,889 and $120,770,152, respectively, for the Arrow DWA Balanced Fund.    For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $15,274,642 and $0, respectively, for the Arrow DWA Tactical Fund.   For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $109,549,893 and $69,924,404, respectively, for the Arrow Alternative Solutions Fund.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

4.

FOREIGN CURRENCY TRANSACTIONS

At July 31, 2008, the Arrow Alternative Solutions Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Norwegian Kroner	3,587,430	$698,221	8/11/2008	$(1,779)

5.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Arrow Alternative Solutions Fund during the period ended July 31, 2008, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	3,290	1,096,698
Options exercised	-	-
Options expired	(250)	(203,125)
Options closed	(1,340)	(448,557)
Options outstanding, end of period	1,700	$ 445,016

6.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ Investment Advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Arrow DWA Balanced Fund’s and Arrow DWA Tactical Fund’s average daily net assets and 0.75% of Arrow Alternative Solutions Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of business) do not exceed 2.35% and 1.60% per annum of Arrow DWA Balanced Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively.   These limitations have been lowered from 2.75% and 2.00%, respectively, for Advisor Class shares and Class A shares for Arrow DWA Balanced Fund under the previous waiver agreement.   Total expenses will not exceed 2.75% and 2.00% per annum of Arrow DWA Tactical Fund’s and Arrow Alternative Solutions Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively. No reimbursements were made for the period ended January 31, 2008.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to the Advisor Class and Class A shares are subsequently less than 2.35% and 1.60% of Arrow DWA Balanced Fund’s average daily net assets or 2.75% and 2.00% of Arrow Alternative Solutions Fund and Arrow DWA Tactical Fund average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.35% and 1.60% of Arrow DWA Balanced Fund’s average daily net assets or 2.75% and 2.00% of Arrow Alternative Solutions Fund and Arrow DWA Tactical Fund average daily net assets for the Advisor Class and Class A, respectively. If Arrow DWA Balanced Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.35% and 1.60% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. If Arrow Alternative Solutions Fund and Arrow DWA Tactical Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.75% and 2.00% per annum of average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for the Advisor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Advisor and Class A shares. The Distributor is an affiliate of GFS. For the period ended July 31, 2008, the Distributor received $1,908,269 in underwriting commissions for sales of Class A shares, of which $543,842 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $34,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $32,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $20,000 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $20,400 per annum plus $5,100 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $19,200 per annum plus $4,800 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $12,000 per annum plus $2,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $12,750 for Arrow DWA Balanced Fund, $12,000 for Arrow DWA Tactical Fund and $7,500 for Arrow Alternative Solutions Fund.   The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’ share of such fees collected for the period ended July 31, 2008 was $5,631.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Funds incurred expenses of $21,254 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2008, GemCom collected amounts totaling $20,585 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended July 31, 2008, ADBF, ADTF and AASF assessed $6,805, $0 and $835, respectively, in redemption fees.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales; tax treatment of partnership distributions; tax treatment of payments on swap agreements; and mark-to-market on Section 1256 contracts; open forward contracts; and accrued net amount on open swap agreements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal period ended July 31, 2008 as follows:

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such foreign currency and capital losses as follows:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund

We have audited the accompanying statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, and Arrow Alternative Solutions Fund, each a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolios of investments, as of July 31, 2008, the related statements of operations for the year or period then ended, the Arrow Alternative Solutions Fund’s statement of cash flows for the period then ended, and the statements of changes in net assets and the financial highlights for the each of the periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund as of July 31, 2008, the results of their operations for the year or periods then ended, the cash flows of Arrow Alternative Solutions Fund for the period then ended, and the changes in their net assets and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 29, 2008

The Arrow DWA Balanced Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow DWA Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow DWA Balanced Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Advisor Class	$1,000.00	$986.40	$11.51*	2.33%
Class A	1,000.00	990.70	7.77*	1.57

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Advisor Class	$1,000.00	$1,013.28	$11.66*	2.33%
Class A	1,000.00	1,017.06	7.87*	1.57

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

The Arrow DWA Tactical Fund

EXPENSE EXAMPLES (Continued)

July 31, 2008 (Unaudited)

As a shareholder of the Arrow DWA Tactical Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow DWA Tactical Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 30, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow DWA Tactical Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/30/08	Ending Account Value 7/31/08	Expenses Paid During Period 5/30/08– 7/31/08	Expense Ratio During Period*** 5/30/08 – 7/31/08
Advisor Class Class A	$1,000.00 1,000.00	$921.00 922.00	$4.55* 3.31*	2.75% 2.00

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period*** 2/1/08 – 7/31/08
Advisor Class	$1,000.00	$1,011.19	$13.75**	2.75%
Class A	1,000.00	1,014.92	10.02**	2.00

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (63) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

***Annualized.

The Arrow Alternative Solutions Fund

EXPENSE EXAMPLES (Continued)

July 31, 2008 (Unaudited)

As a shareholder of the Arrow Alternative Solutions Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Alternative Solutions Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow Alternative Solutions Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Advisor Class	$1,000.00	$1,010.00	$14.49*	2.90%
Class A	1,000.00	1,014.00	10.67*	2.13

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Advisor Class	$1,000.00	$1,010.44	$14.50*	2.33%
Class A	1,000.00	1,014.27	10.67*	1.57

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2008 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the re-approval of an investment advisory agreement (the “Agreement”) between Arrow Investment Advisors, LLC (“AIA” or the “Adviser”) and the Trust, on behalf of the Arrow DWA Balanced Fund (“Arrow” or the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the exceptional performance of the Adviser since the Fund’s inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser. The Board, including the Independent Trustees, next considered the expense ratio for the Fund and expense ratios of a peer group of funds.  The Board reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE

SUB-ADVISORY AGREEMENT

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the re-approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“DWA” or the “Sub-Adviser”) and the Trust, on behalf of the Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the re-approval of the Sub-Advisory Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the exceptional performance of the Sub-Adviser since the Fund’s inception. The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Fund would not compensate DWA for sub-advisory services, but rather AIA would compensate the Sub-Adviser out of the advisory fees received from the Fund.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed the Sub-Adviser’s financial statements and concluded that the Sub-Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Fund’s sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Sub-Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Sub-Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and unanimously approved the proposed Sub-Advisory Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	31	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	31	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	31	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	31	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	31	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $ 40,500

2007 - $ 13,000

(b)

Audit-Related Fees

2008 – None

2007 – None

(c)

Tax Fees

2008 – $ 6,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 – None

2008 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008         2007

Audit-Related Fees:

0.00%

    0.00%

Tax Fees:

0.00%

    0.00%

All Other Fees:

0.00%

    0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $ 6,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/08